Share-based Compensation - Share-based Payment Arrangement, Expensed and Capitalized, Amount (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation	¥ 94,958	¥ 967	¥ 811
Cost of revenue
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation	43	9	26
Selling expenses
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation	6,514	110	196
General and administrative expenses
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation	87,980	726	386
Research and development expenses
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation	¥ 421	¥ 122	¥ 203